Recovery of Erroneously Awarded Compensation	12 Months Ended
Jan. 31, 2026
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Company has implemented a clawback policy in accordance with NASDAQ Listing Standards, to recoup “excess” incentive compensation, if any, earned by current and former executive officers during a three year look back period in the event of a financial restatement due to material noncompliance with any financial reporting requirement under the securities laws (with no fault required). The Company did not make any financial restatements relating to excess incentive compensation in fiscal 2026.